Annual Total Returns ((Wells Fargo Advantage International Bond))	0 Months Ended
Mar. 01, 2012
(Retail) | Class A
Bar Chart Table:
Annual Return 2002	23.24%
Annual Return 2003	20.98%
Annual Return 2004	13.60%
Annual Return 2005	(7.86%)
Annual Return 2006	3.92%
Annual Return 2007	9.12%
Annual Return 2008	8.37%
Annual Return 2009	9.73%
Annual Return 2010	7.30%
Annual Return 2011	3.91%
(Administrator) | Administrator Class
Bar Chart Table:
Annual Return 2002	23.46%
Annual Return 2003	21.05%
Annual Return 2004	13.87%
Annual Return 2005	(7.69%)
Annual Return 2006	4.02%
Annual Return 2007	9.30%
Annual Return 2008	8.48%
Annual Return 2009	9.88%
Annual Return 2010	7.45%
Annual Return 2011	4.11%
(Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2002	23.61%
Annual Return 2003	21.20%
Annual Return 2004	14.00%
Annual Return 2005	(7.58%)
Annual Return 2006	4.14%
Annual Return 2007	9.43%
Annual Return 2008	8.61%
Annual Return 2009	10.01%
Annual Return 2010	7.55%
Annual Return 2011	4.31%